RESTRUCTURING - Restructuring Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021	Dec. 29, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	$ 8,084	$ 0	$ (517)
SunPower Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Severance and benefits	0	0	(234)
Other costs	0	0	(283)
Restructuring charges (credits)	0	0	(517)
May 2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Severance and benefits	4,313	0	0
Impairment and accelerated depreciation of assets	252	0	0
Restructuring charges (credits)	4,565	0	0
Other Restructuring
Restructuring Cost and Reserve [Line Items]
Severance and benefits	1,077	0	0
Impairment and accelerated depreciation of assets	2,440	0	0
Other costs	2	0	0
Restructuring charges (credits)	$ 3,519	$ 0	$ 0